Segment Reporting, including Geographic Area Data and Major Customers - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 08, 2012 Central Payment Co., LLC	Dec. 31, 2011 Customer Concentration Risk Customer	Dec. 31, 2011 Customer Concentration Risk Sales Revenue, Net
Segment Reporting Information [Line Items]
Business acquisition percent of acquisition				60.00%
Entity-wide revenue, major customer, number					1
Entity-wide revenue, major customer, amount	$ 2,132,353	$ 1,870,972	$ 1,808,966			$ 210,900
Percentage of total revenues, by major customer						11.70%